INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Components of net deferred tax asset, including a valuation allowance, are as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset:	-	-
Net operating loss carryforward	$5,663,628	$4,382,850
Total deferred tax asset	5,663,628	4,382,850
Less: Valuation allowance	(5,663,628)	(4,382,850)
Net deferred tax asset	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation between statutory rate and the effective tax rate for and as of December 31, 2021 and 2020:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%